Going Concern and Management's Liquidity Plans (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Losses from continuing operations			$ 5,678,418	$ 7,806,761
Net cash used in operating activities	$ 3,419,542	$ 3,260,371	$ 4,345,933	$ 8,075,299